Restructuring Activities - Summary of Restructuring Activities (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		$ 3,685,000
Employee Severance and Other Benefits
Restructuring Cost and Reserve [Line Items]
Cash Payments	$ (2,782,000)	(2,782,000)	$ (1,369,000)
Restructuring expenses		(903,000)	$ 1,369,000	$ 0
Liability included in accrued expenses and other current liabilities at September 30, 2023	$ 0	$ 0